Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment, Net
Property and equipment	¥ 35,169,299	¥ 22,601,840
Less: Accumulated depreciation	(10,288,331)	(6,901,232)
Less: Accumulated impairment	(33,964)	(41,942)
Total property, plant and equipment, net	24,847,004	15,658,666		$ 3,499,627
Depreciation expenses	3,372,673	2,874,912	¥ 1,702,559
Total consideration	1,700,000	1,700,000
Collaborative Arrangement
Property, Plant and Equipment, Net
Total consideration	1,900,000
Charging & battery swap equipment
Property, Plant and Equipment, Net
Property and equipment	6,442,827	3,393,603
Mold and tooling
Property, Plant and Equipment, Net
Property and equipment	6,341,011	3,901,436
Production facilities
Property, Plant and Equipment, Net
Property and equipment	6,025,654	3,252,362
Leasehold improvements
Property, Plant and Equipment, Net
Property and equipment	5,160,732	3,408,731
Construction in process
Property, Plant and Equipment, Net
Property and equipment	2,894,333	3,114,345
Computer and electronic equipment
Property, Plant and Equipment, Net
Property and equipment	1,767,634	1,250,861
R&D equipment
Property, Plant and Equipment, Net
Property and equipment	1,469,604	939,586
Purchased software
Property, Plant and Equipment, Net
Property and equipment	1,281,685	985,141
Buildings and constructions
Property, Plant and Equipment, Net
Property and equipment	912,378	890,576
Subscription vehicles
Property, Plant and Equipment, Net
Property and equipment	890,044	387,619
Corporate vehicles
Property, Plant and Equipment, Net
Property and equipment	833,355	473,602
Others
Property, Plant and Equipment, Net
Property and equipment	¥ 1,150,042	¥ 603,978